Finance Expense	12 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Finance Expense	Finance Expense

	2022 £’000	2021 £’000	2020 £’000
Running costs related to our revolving credit facility	£791	£863	£809
Interest payable on leases	1,126	1,176	1,066
Interest payable on leased vehicles	2	2	—
Foreign exchange loss	—	6,546	—
Other interest expense	381	416	16
Fair value movement of financial liabilities	842	302	49
Total	£3,142	£9,305	£1,940